Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 131,375	$ 125,746
Total prepaid expenses and other current assets	15,267	14,184
Total accounts payable and accrued expenses	18,285	22,111
Total container contracts payable	130,055	140,968
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	123,804	118,107
Total prepaid expenses and other current assets	15,162	14,142
Total accounts payable and accrued expenses	17,879	21,736
Total container contracts payable	130,055	140,968
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	7,571	7,639
Total prepaid expenses and other current assets	105	42
Total accounts payable and accrued expenses	$ 406	$ 375